SUPPLEMENT DATED APRIL 10, 2014
to

TO PROSPECTUSES DATED MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS I SHARE NY,
SUN LIFE FINANCIAL MASTERS CHOICE II NY,
SUN LIFE FINANCIAL MASTERS FLEX II NY
AND SUN LIFE FINANCIAL MASTERS EXTRA II NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Franklin Income Securities Fund	Franklin Income VIP Fund

Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund

Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund

Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund

Templeton Global Bond Securities Fund	Templeton Global Bond VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

PIMCO Global Multi-Asset Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters II (NY)                                                                                                                                          4/2014